Segment Report - Schedule of Segment Report (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2018
Disclosure of operating segments [line items]
Revenue		$ 2,967.1	$ 2,577.8		$ 2,761.8
Cost of sales		(2,033.5)	(2,043.0)		(2,105.1)
Cost of sales before gold inventory change and amortisation and depreciation		(1,466.5)	(1,390.8)		(1,426.5)
Gold inventory change		43.0	16.2		69.5
Amortisation and depreciation		(610.0)	(668.4)		(748.1)
Share-based payments		(20.5)	(37.5)		(26.8)
Long-term incentive plan		(9.1)	(1.1)	[1]	(5.0)	[1]
Exploration expense		(84.4)	(104.2)		(109.8)
Restructuring costs		(0.6)	(113.9)		(9.2)
Silicosis settlement costs		(1.6)	(4.5)	[1]	30.2	[1]
Profit/(loss) on disposal of assets		1.2	(51.6)		4.0
Investment income		7.3	7.8		5.6
Finance expense		(102.2)	(88.0)		(81.3)
Gain on acquisition of Asanko		0.0	51.8	[1]	0.0	[1]
Royalties	[1]	(73.7)	(62.5)		(62.0)
Mining and income tax		175.6	(65.9)	[1]	173.2	[1]
Profit/(loss) for the year		174.7	(344.8)		(7.7)
Owners of the parent		161.6	(348.2)		(18.7)
Non-controlling interest holders		13.1	3.4		11.0
Total assets (excluding deferred taxation)		6,561.3	5,909.7	[1]	6,504.8		$ 6,504.8
Total liabilities (excluding deferred taxation)		3,652.6	3,202.8	[1]	3,101.8		$ 3,101.8
Continuing operations [member]
Disclosure of operating segments [line items]
Revenue					2,761.8
Cost of sales					(2,105.1)
Cost of sales before gold inventory change and amortisation and depreciation					(1,426.5)
Gold inventory change					69.5
Amortisation and depreciation					(748.1)
Other income/(costs)					10.6
Share-based payments		(20.5)	(37.5)		(26.8)
Long-term incentive plan					(5.0)
Exploration expense					(109.8)
Restructuring costs					(9.2)
Silicosis settlement costs					(30.2)
Impairment and reversal of impairment of investments and assets, net					(200.2)
Profit/(loss) on disposal of assets					4.0
Investment income					5.6
Finance expense					(81.3)
Gain on acquisition of Asanko					0.0
Royalties					(62.0)
Mining and income tax					(173.2)
Current taxation					(204.7)
Deferred taxation					31.5
Profit/(loss) for the year					(20.8)
Owners of the parent					(31.8)
Non-controlling interest holders					11.0
Total assets (excluding deferred taxation)					6,548.1
Total liabilities (excluding deferred taxation)					2,763.2
Net deferred taxation (assets)/liabilities					381.9
Capital expenditure					833.6
Discontinuing operation [member]
Disclosure of operating segments [line items]
Revenue					49.0
Cost of sales					(50.7)
Cost of sales before gold inventory change and amortisation and depreciation					(46.3)
Gold inventory change					(0.9)
Amortisation and depreciation					(3.5)
Other income/(costs)					(0.2)
Share-based payments					(0.6)
Long-term incentive plan					(0.1)
Exploration expense					(1.5)
Restructuring costs					0.0
Silicosis settlement costs					0.0
Impairment and reversal of impairment of investments and assets, net					0.0
Profit/(loss) on disposal of assets					0.0
Investment income					0.4
Finance expense					0.0
Gain on acquisition of Asanko					23.5
Royalties					(1.1)
Mining and income tax					(5.6)
Current taxation					(2.3)
Deferred taxation					(3.3)
Profit/(loss) for the year					13.1
Owners of the parent					13.1
Non-controlling interest holders					0.0
Total assets (excluding deferred taxation)					0.0
Total liabilities (excluding deferred taxation)					0.0
Net deferred taxation (assets)/liabilities					0.0
Capital expenditure					6.8
Corporate and other [member]
Disclosure of operating segments [line items]
Revenue		0.0	0.0		0.0
Cost of sales		(10.9)	(3.1)		(1.8)
Cost of sales before gold inventory change and amortisation and depreciation		0.1	0.6		0.9
Gold inventory change		0.0	0.0		0.0
Amortisation and depreciation		(11.0)	(3.7)		(2.7)
Other income/(costs)		(20.8)	(44.5)		(10.3)
Loss on financial instruments		(51.3)
Share-based payments		(10.5)	(10.4)		(7.6)
Long-term incentive plan		(5.3)	(1.6)		(1.3)
Exploration expense		(50.0)	(65.0)		(57.8)
Profit on disposal of Maverix Metals Incorporated		14.6
Restructuring costs		0.0	0.0		0.0
Silicosis settlement costs		1.6	4.5		(30.2)
Impairment and reversal of impairment of investments and assets, net		(9.6)	(272.2)		(242.5)
Profit/(loss) on disposal of assets		0.0	(14.2)		(0.3)
Investment income		(4.8)	(2.3)		(1.0)
Finance expense		(50.7)	(54.5)		(49.1)
Gain on acquisition of Asanko			51.8		0.0
Royalties		0.0	0.0		0.0
Mining and income tax		(4.0)	29.8		(3.0)
Current taxation		(6.1)	(13.9)		(4.2)
Deferred taxation		2.1	43.7		1.2
Profit/(loss) for the year		(201.7)	(381.8)		(404.9)
Owners of the parent		(201.7)	(381.8)		(404.9)
Non-controlling interest holders		0.0	0.0		0.0
Total assets (excluding deferred taxation)		32.8	949.2		1,017.8
Total liabilities (excluding deferred taxation)		(7.3)	790.1		572.4
Net deferred taxation (assets)/liabilities		(53.4)	(59.1)		(18.3)
Capital expenditure		2.8	15.1		6.4
Group [Member]
Disclosure of operating segments [line items]
Revenue					2,810.8
Cost of sales					(2,155.8)
Cost of sales before gold inventory change and amortisation and depreciation					(1,472.8)
Gold inventory change					68.6
Amortisation and depreciation					(751.6)
Other income/(costs)					10.4
Share-based payments					(27.4)
Long-term incentive plan					(5.1)
Exploration expense					(111.3)
Restructuring costs					(9.2)
Silicosis settlement costs					(30.2)
Impairment and reversal of impairment of investments and assets, net					(200.2)
Profit/(loss) on disposal of assets					4.0
Investment income					6.0
Finance expense					(81.3)
Gain on acquisition of Asanko					23.5
Royalties					(63.1)
Mining and income tax					(179.0)
Current taxation					(207.0)
Deferred taxation					28.0
Profit/(loss) for the year					(7.7)
Owners of the parent					(18.7)
Non-controlling interest holders					11.0
Total assets (excluding deferred taxation)					6,548.1
Total liabilities (excluding deferred taxation)					2,763.2
Net deferred taxation (assets)/liabilities					381.9
Capital expenditure					840.4
Group including Asanko [member]
Disclosure of operating segments [line items]
Revenue		3,120.4	2,632.7
Cost of sales		(2,166.9)	(2,095.9)
Cost of sales before gold inventory change and amortisation and depreciation		(1,555.2)	(1,432.4)
Gold inventory change		41.3	20.4
Amortisation and depreciation		(653.0)	(683.9)
Other income/(costs)		(77.7)	(30.8)
Loss on financial instruments		(238.0)
Share-based payments		(20.5)	(37.5)
Long-term incentive plan		(9.1)	(1.1)
Exploration expense		(84.4)	(104.2)
Profit on disposal of Maverix Metals Incorporated		14.6
Restructuring costs		(0.6)	(113.9)
Silicosis settlement costs		1.6	4.5
Impairment and reversal of impairment of investments and assets, net		(9.8)	(520.3)
Profit/(loss) on disposal of assets		1.2	(51.6)
Investment income		7.3	7.8
Finance expense		(102.2)	(88.0)
Gain on acquisition of Asanko			51.8
Royalties		(81.4)	(65.3)
Mining and income tax		(175.4)	65.9
Current taxation		(190.6)	(145.7)
Deferred taxation		15.2	211.6
Profit/(loss) for the year		179.1	(345.9)
Owners of the parent		166.0	(349.3)
Non-controlling interest holders		13.1	3.4
Total assets (excluding deferred taxation)		6,295.8	5,834.8
Total liabilities (excluding deferred taxation)		3,219.0	2,942.5
Net deferred taxation (assets)/liabilities		168.1	185.4
Capital expenditure		639.3	827.0
Group excluding Asanko [member]
Disclosure of operating segments [line items]
Revenue		2,967.1	2,577.8
Cost of sales		(2,033.5)	(2,043.0)
Cost of sales before gold inventory change and amortisation and depreciation		(1,466.5)	(1,390.8)
Gold inventory change		43.0	16.2
Amortisation and depreciation		(610.0)	(668.4)
Other income/(costs)		(69.7)	(30.5)
Loss on financial instruments		(238.0)
Share-based payments		(20.5)	(37.5)
Long-term incentive plan		(9.1)	(1.1)
Exploration expense		(84.4)	(104.2)
Profit on disposal of Maverix Metals Incorporated		14.6
Restructuring costs		(0.6)	(113.9)
Silicosis settlement costs		1.6	4.5
Impairment and reversal of impairment of investments and assets, net		(9.8)	(520.3)
Profit/(loss) on disposal of assets		1.2	(51.6)
Investment income		7.3	7.8
Finance expense		(102.2)	(88.0)
Gain on acquisition of Asanko			51.8
Royalties		(73.7)	(62.5)
Mining and income tax		(175.6)	65.9
Current taxation		(190.6)	(145.7)
Deferred taxation		15.0	211.6
Profit/(loss) for the year		174.7	(344.8)
Owners of the parent		161.6	(348.2)
Non-controlling interest holders		13.1	3.4
Total assets (excluding deferred taxation)		6,295.8	5,834.8
Total liabilities (excluding deferred taxation)		3,219.0	2,942.5
Net deferred taxation (assets)/liabilities		168.1	185.4
Capital expenditure		612.5	814.2
South Africa [member]
Disclosure of operating segments [line items]
Royalties		(1.6)	(1.0)		(1.8)
South Africa [member] | South deep [member]
Disclosure of operating segments [line items]
Revenue		314.8	210.1		354.1
Cost of sales		(275.1)	(320.5)		(379.0)
Cost of sales before gold inventory change and amortisation and depreciation		(245.9)	(262.0)		(306.3)
Gold inventory change		3.7	(9.6)		1.5
Amortisation and depreciation		(32.9)	(48.9)		(74.2)
Other income/(costs)		(3.0)	(6.3)		7.6
Loss on financial instruments		(25.8)
Share-based payments		0.8	(4.7)		(3.5)
Long-term incentive plan		(1.0)	0.1		0.0
Exploration expense		0.0	0.0		0.0
Profit on disposal of Maverix Metals Incorporated		0.0
Restructuring costs		(0.3)	(11.2)		(2.3)
Silicosis settlement costs		0.0	0.0		0.0
Impairment and reversal of impairment of investments and assets, net		0.0	(246.2)		0.0
Profit/(loss) on disposal of assets		0.7	1.0		0.3
Investment income		1.0	0.9		0.8
Finance expense		(6.6)	(9.6)		(12.4)
Gain on acquisition of Asanko			0.0		0.0
Royalties		(1.6)	(1.0)		(1.8)
Mining and income tax		3.4	162.7		10.9
Current taxation		0.0	0.0		0.0
Deferred taxation		3.4	162.7		10.9
Profit/(loss) for the year		7.2	(224.7)		(25.3)
Owners of the parent		7.2	(224.7)		(25.3)
Non-controlling interest holders		0.0	0.0		0.0
Total assets (excluding deferred taxation)		875.0	812.5		1,220.5
Total liabilities (excluding deferred taxation)		1,357.9	1,277.6		1,352.1
Net deferred taxation (assets)/liabilities		(201.0)	(189.0)		(47.6)
Capital expenditure		33.1	58.3		82.4
Ghana [member]
Disclosure of operating segments [line items]
Revenue		1,162.0	950.8		891.1
Cost of sales		(826.1)	(754.3)		(670.5)
Cost of sales before gold inventory change and amortisation and depreciation		(568.9)	(483.8)		(469.3)
Gold inventory change		21.5	13.2		41.1
Amortisation and depreciation		(278.7)	(283.7)		(242.3)
Other income/(costs)		(35.1)	7.2		(3.7)
Loss on financial instruments		(35.1)
Share-based payments		(5.2)	(8.9)		(6.1)
Long-term incentive plan		(1.0)	0.4		(1.2)
Exploration expense		0.0	(0.4)		0.0
Profit on disposal of Maverix Metals Incorporated		0.0
Restructuring costs		(0.3)	(102.7)		(6.9)
Silicosis settlement costs		0.0	0.0		0.0
Impairment and reversal of impairment of investments and assets, net		0.0	0.0		(10.3)
Profit/(loss) on disposal of assets		0.3	(38.0)		2.7
Investment income		10.1	8.3		3.6
Finance expense		(27.2)	(14.1)		(10.3)
Gain on acquisition of Asanko			0.0		0.0
Royalties		(43.8)	(31.3)		(27.1)
Mining and income tax		(67.3)	13.9		(55.5)
Current taxation		(72.5)	(19.6)		(58.0)
Deferred taxation		5.2	33.5		2.5
Profit/(loss) for the year		131.1	30.9		105.8
Owners of the parent		118.4	27.5		95.3
Non-controlling interest holders		12.7	3.2		10.5
Total assets (excluding deferred taxation)		2,214.3	1,735.4		1,950.1
Total liabilities (excluding deferred taxation)		638.5	284.7		362.3
Net deferred taxation (assets)/liabilities		241.5	246.5		280.0
Capital expenditure		228.6	307.4		312.8
Ghana [member] | Tarkwa [member]
Disclosure of operating segments [line items]
Revenue		720.4	666.9		710.8
Cost of sales		(497.2)	(477.1)		(526.0)
Cost of sales before gold inventory change and amortisation and depreciation		(329.8)	(298.7)		(348.0)
Gold inventory change		14.4	(10.1)		42.0
Amortisation and depreciation		(181.8)	(168.3)		(220.0)
Other income/(costs)		(12.8)	(0.9)		(3.1)
Loss on financial instruments		(23.8)
Share-based payments		(3.4)	(6.8)		(4.8)
Long-term incentive plan		(0.7)	0.4		(0.9)
Exploration expense		0.0	0.0		0.0
Profit on disposal of Maverix Metals Incorporated		0.0
Restructuring costs		(0.3)	(88.8)		(4.7)
Silicosis settlement costs		0.0	0.0		0.0
Impairment and reversal of impairment of investments and assets, net		0.0	0.0		(6.8)
Profit/(loss) on disposal of assets		0.2	(38.0)		2.9
Investment income		10.1	8.3		3.4
Finance expense		(12.9)	(4.3)		(5.2)
Gain on acquisition of Asanko			0.0		0.0
Royalties		(25.8)	(21.2)		(21.7)
Mining and income tax		(52.4)	1.8		(58.6)
Current taxation		(72.5)	(19.6)		(58.0)
Deferred taxation		20.1	21.4		(0.6)
Profit/(loss) for the year		101.3	40.1		85.4
Owners of the parent		91.2	36.1		76.9
Non-controlling interest holders		10.1	4.0		8.5
Total assets (excluding deferred taxation)		1,773.8	1,566.9		1,765.2
Total liabilities (excluding deferred taxation)		276.9	152.7		232.3
Net deferred taxation (assets)/liabilities		241.6	261.7		283.1
Capital expenditure		125.5	156.1		180.6
Ghana [member] | Damang [member]
Disclosure of operating segments [line items]
Revenue		288.3	229.0		180.3
Cost of sales		(195.5)	(224.3)		(144.5)
Cost of sales before gold inventory change and amortisation and depreciation		(150.4)	(143.5)		(121.3)
Gold inventory change		8.8	19.1		(0.9)
Amortisation and depreciation		(53.9)	(99.9)		(22.3)
Other income/(costs)		(14.3)	8.4		(0.6)
Loss on financial instruments		(11.3)
Share-based payments		(1.8)	(2.1)		(1.3)
Long-term incentive plan		(0.3)	0.0		(0.3)
Exploration expense		0.0	(0.4)		0.0
Profit on disposal of Maverix Metals Incorporated		0.0
Restructuring costs		0.0	(13.9)		(2.2)
Silicosis settlement costs		0.0	0.0		0.0
Impairment and reversal of impairment of investments and assets, net		0.0	0.0		(3.5)
Profit/(loss) on disposal of assets		0.1	0.0		(0.2)
Investment income		0.0	0.0		0.2
Finance expense		(14.3)	(9.8)		(5.1)
Gain on acquisition of Asanko			0.0		0.0
Royalties		(10.3)	(7.3)		(5.5)
Mining and income tax		(15.1)	12.1		3.1
Current taxation		0.0	0.0		0.0
Deferred taxation		(15.1)	12.1		3.1
Profit/(loss) for the year		25.5	(8.3)		20.4
Owners of the parent		22.9	(7.5)		18.4
Non-controlling interest holders		2.6	(0.8)		2.0
Total assets (excluding deferred taxation)		440.5	168.5		184.9
Total liabilities (excluding deferred taxation)		361.6	132.0		130.0
Net deferred taxation (assets)/liabilities		(0.1)	(15.2)		(3.1)
Capital expenditure		76.3	138.5		132.1
Ghana [member] | Asanko [member]
Disclosure of operating segments [line items]
Revenue		153.3	54.9
Cost of sales		(133.4)	(52.9)
Cost of sales before gold inventory change and amortisation and depreciation		(88.7)	(41.6)
Gold inventory change		(1.7)	4.2
Amortisation and depreciation		(43.0)	(15.5)
Other income/(costs)		(8.0)	(0.3)
Loss on financial instruments		0.0
Share-based payments		0.0	0.0
Long-term incentive plan		0.0	0.0
Exploration expense		0.0	0.0
Profit on disposal of Maverix Metals Incorporated		0.0
Restructuring costs		0.0	0.0
Silicosis settlement costs		0.0	0.0
Impairment and reversal of impairment of investments and assets, net		0.0	0.0
Profit/(loss) on disposal of assets		0.0	0.0
Investment income		0.0	0.0
Finance expense		0.0	0.0
Gain on acquisition of Asanko			0.0
Royalties		(7.7)	(2.8)
Mining and income tax		0.2	0.0
Current taxation		0.0	0.0
Deferred taxation		0.2	0.0
Profit/(loss) for the year		4.3	(1.1)
Owners of the parent		4.3	(1.1)
Non-controlling interest holders		0.0	0.0
Total assets (excluding deferred taxation)		0.0	0.0
Total liabilities (excluding deferred taxation)		0.0	0.0
Net deferred taxation (assets)/liabilities		0.0	0.0
Capital expenditure		26.8	12.8
Peru [member] | Cerro corona [member]
Disclosure of operating segments [line items]
Revenue		399.0	351.0		392.9
Cost of sales		(255.0)	(236.6)		(285.2)
Cost of sales before gold inventory change and amortisation and depreciation		(168.4)	(160.3)		(151.2)
Gold inventory change		6.0	5.5		(3.1)
Amortisation and depreciation		(92.6)	(81.8)		(130.9)
Other income/(costs)		(4.7)	1.5		(12.1)
Loss on financial instruments		0.0
Share-based payments		(1.1)	(4.3)		(3.6)
Long-term incentive plan		(0.4)	0.4		(0.7)
Exploration expense		(4.4)	(1.1)		(0.5)
Profit on disposal of Maverix Metals Incorporated		0.0
Restructuring costs		0.0	0.0		0.0
Silicosis settlement costs		0.0	0.0		0.0
Impairment and reversal of impairment of investments and assets, net		(0.2)	(1.9)		52.6
Profit/(loss) on disposal of assets		0.0	0.0		0.0
Investment income		0.0	0.0		0.0
Finance expense		(7.0)	(5.0)		(4.7)
Gain on acquisition of Asanko			0.0		0.0
Royalties		(5.5)	(5.1)		(5.3)
Mining and income tax		(37.6)	(56.4)		(36.1)
Current taxation		(56.3)	(52.1)		(50.8)
Deferred taxation		18.7	(4.3)		14.7
Profit/(loss) for the year		83.1	42.6		97.4
Owners of the parent		82.7	42.4		96.9
Non-controlling interest holders		0.4	0.2		0.5
Total assets (excluding deferred taxation)		744.4	708.8		774.0
Total liabilities (excluding deferred taxation)		232.1	211.7		188.7
Net deferred taxation (assets)/liabilities		66.4	85.1		80.8
Capital expenditure		56.1	33.2		34.0
Australia [member]
Disclosure of operating segments [line items]
Revenue		1,244.6	1,120.8		1,123.7
Cost of sales		(799.7)	(781.3)		(767.5)
Cost of sales before gold inventory change and amortisation and depreciation		(572.1)	(526.9)		(499.3)
Gold inventory change		10.2	11.4		29.9
Amortisation and depreciation		(237.8)	(265.8)		(298.1)
Other income/(costs)		(14.1)	14.8		29.0
Loss on financial instruments		(125.8)
Share-based payments		(4.5)	(9.2)		(6.0)
Long-term incentive plan		(1.4)	(0.4)		(1.8)
Exploration expense		(30.0)	(37.2)		(49.6)
Profit on disposal of Maverix Metals Incorporated		0.0
Restructuring costs		0.0	0.0		0.0
Silicosis settlement costs		0.0	0.0		0.0
Impairment and reversal of impairment of investments and assets, net		0.0	0.0		0.0
Profit/(loss) on disposal of assets		0.2	(0.4)		1.3
Investment income		1.0	0.9		2.2
Finance expense		(10.7)	(4.6)		(4.8)
Gain on acquisition of Asanko			0.0		0.0
Royalties		(30.5)	(27.9)		(27.8)
Mining and income tax		(69.9)	(85.3)		(89.5)
Current taxation		(55.7)	(89.6)		(91.7)
Deferred taxation		(14.2)	4.3		2.2
Profit/(loss) for the year		159.3	190.2		209.2
Owners of the parent		159.3	190.2		209.2
Non-controlling interest holders		0.0	0.0		0.0
Total assets (excluding deferred taxation)		2,429.3	1,501.7		1,585.7
Total liabilities (excluding deferred taxation)		997.8	276.8		287.8
Net deferred taxation (assets)/liabilities		114.7	71.4		82.8
Capital expenditure		318.7	278.7		316.9
Australia [member] | St Ives [member]
Disclosure of operating segments [line items]
Revenue		505.0	464.7		457.3
Cost of sales		(333.8)	(332.2)		(330.9)
Cost of sales before gold inventory change and amortisation and depreciation		(231.3)	(200.9)		(187.6)
Gold inventory change		2.5	14.9		29.0
Amortisation and depreciation		(105.0)	(146.2)		(172.3)
Other income/(costs)		(5.4)	4.5		18.0
Loss on financial instruments		(49.3)
Share-based payments		(1.7)	(3.5)		(2.2)
Long-term incentive plan		(0.5)	(0.2)		(0.7)
Exploration expense		(10.0)	(18.2)		(23.0)
Profit on disposal of Maverix Metals Incorporated		0.0
Restructuring costs		0.0	0.0		0.0
Silicosis settlement costs		0.0	0.0		0.0
Impairment and reversal of impairment of investments and assets, net		0.0	0.0		0.0
Profit/(loss) on disposal of assets		(0.4)	(0.3)		(0.2)
Investment income		0.4	0.4		0.9
Finance expense		(2.7)	(2.5)		(2.8)
Gain on acquisition of Asanko			0.0		0.0
Royalties		0.0	0.0		0.0
Mining and income tax		0.0	0.0		0.0
Current taxation		0.0	0.0		0.0
Deferred taxation		0.0	0.0		0.0
Profit/(loss) for the year		0.0	0.0		0.0
Owners of the parent		0.0	0.0		0.0
Non-controlling interest holders		0.0	0.0		0.0
Total assets (excluding deferred taxation)		792.7	702.4		693.7
Total liabilities (excluding deferred taxation)		160.1	135.2		138.2
Net deferred taxation (assets)/liabilities		0.0	0.0		0.0
Capital expenditure		98.3	127.2		156.2
Australia [member] | Agnew [member]
Disclosure of operating segments [line items]
Revenue		304.6
Cost of sales		(224.9)
Cost of sales before gold inventory change and amortisation and depreciation		(164.6)
Gold inventory change		2.6
Amortisation and depreciation		(62.9)
Other income/(costs)		(0.4)
Loss on financial instruments		(28.7)
Share-based payments		(1.2)
Long-term incentive plan		(0.4)
Exploration expense		(2.8)
Profit on disposal of Maverix Metals Incorporated		0.0
Restructuring costs		0.0
Silicosis settlement costs		0.0
Impairment and reversal of impairment of investments and assets, net		0.0
Profit/(loss) on disposal of assets		0.3
Investment income		0.3
Finance expense		(2.1)
Royalties		0.0
Mining and income tax		0.0
Current taxation		0.0
Deferred taxation		0.0
Profit/(loss) for the year		0.0
Owners of the parent		0.0
Non-controlling interest holders		0.0
Total assets (excluding deferred taxation)		567.0
Total liabilities (excluding deferred taxation)		114.9
Net deferred taxation (assets)/liabilities		0.0
Capital expenditure		76.1
Australia [member] | Agnew Lawlers [member]
Disclosure of operating segments [line items]
Revenue			301.1		302.6
Cost of sales			(236.4)		(232.7)
Cost of sales before gold inventory change and amortisation and depreciation			(159.7)		(154.9)
Gold inventory change			(1.7)		4.5
Amortisation and depreciation			(75.0)		(82.3)
Other income/(costs)			9.1		6.4
Share-based payments			(2.6)		(1.7)
Long-term incentive plan			0.0		(0.5)
Exploration expense			(8.0)		(15.9)
Restructuring costs			0.0		0.0
Silicosis settlement costs			0.0		0.0
Impairment and reversal of impairment of investments and assets, net			0.0		0.0
Profit/(loss) on disposal of assets			(0.1)		1.5
Investment income			0.2		0.6
Finance expense			(1.0)		(1.0)
Gain on acquisition of Asanko			0.0		0.0
Royalties			0.0		0.0
Mining and income tax			0.0		0.0
Current taxation			0.0		0.0
Deferred taxation			0.0		0.0
Profit/(loss) for the year			0.0		0.0
Owners of the parent			0.0		0.0
Non-controlling interest holders			0.0		0.0
Total assets (excluding deferred taxation)			492.6		500.0
Total liabilities (excluding deferred taxation)			66.5		71.5
Net deferred taxation (assets)/liabilities			0.0		0.0
Capital expenditure			72.8		73.7
Australia [member] | Granny Smith [member]
Disclosure of operating segments [line items]
Revenue		383.8	355.0		363.8
Cost of sales		(212.7)	(212.7)		(203.9)
Cost of sales before gold inventory change and amortisation and depreciation		(157.0)	(166.3)		(156.8)
Gold inventory change		(0.3)	(1.8)		(3.6)
Amortisation and depreciation		(55.4)	(44.6)		(43.5)
Other income/(costs)		(7.9)	1.1		4.6
Loss on financial instruments		(39.3)
Share-based payments		(1.3)	(3.1)		(2.1)
Long-term incentive plan		(0.4)	(0.2)		(0.6)
Exploration expense		(17.0)	(11.0)		(10.8)
Profit on disposal of Maverix Metals Incorporated		0.0
Restructuring costs		0.0	0.0		0.0
Silicosis settlement costs		0.0	0.0		0.0
Impairment and reversal of impairment of investments and assets, net		0.0	0.0		0.0
Profit/(loss) on disposal of assets		0.3	0.0		0.0
Investment income		0.3	0.3		0.7
Finance expense		(2.7)	(1.0)		(1.0)
Gain on acquisition of Asanko			0.0		0.0
Royalties		0.0	0.0		0.0
Mining and income tax		0.0	0.0		0.0
Current taxation		0.0	0.0		0.0
Deferred taxation		0.0	0.0		0.0
Profit/(loss) for the year		0.0	0.0		0.0
Owners of the parent		0.0	0.0		0.0
Non-controlling interest holders		0.0	0.0		0.0
Total assets (excluding deferred taxation)		419.2	306.7		392.0
Total liabilities (excluding deferred taxation)		122.0	75.1		78.1
Net deferred taxation (assets)/liabilities		0.0	0.0		0.0
Capital expenditure		72.2	78.8		87.0
Australia [member] | Gruyere Australia [member]
Disclosure of operating segments [line items]
Revenue		51.2	0.0		0.0
Cost of sales		(28.2)	0.0		(1.3)
Cost of sales before gold inventory change and amortisation and depreciation		(19.1)	0.0		(1.3)
Gold inventory change		5.4	0.0		0.0
Amortisation and depreciation		(14.5)	0.0		0.0
Other income/(costs)		(0.4)	(3.5)		0.0
Loss on financial instruments		(8.5)
Share-based payments		(0.3)	0.0		0.0
Long-term incentive plan		(0.1)	0.0		0.0
Exploration expense		(0.2)	(0.5)		(1.8)
Profit on disposal of Maverix Metals Incorporated		0.0
Restructuring costs		0.0	0.0		0.0
Silicosis settlement costs		0.0	0.0		0.0
Impairment and reversal of impairment of investments and assets, net		0.0	0.0		0.0
Profit/(loss) on disposal of assets		0.0	0.0		0.0
Investment income		0.0	0.0		0.0
Finance expense		(3.2)	(0.2)		0.0
Gain on acquisition of Asanko			0.0		0.0
Royalties		0.0	0.0		0.0
Mining and income tax		0.0	1.2		0.0
Current taxation		0.0	29.5		0.0
Deferred taxation		0.0	(28.3)		0.0
Profit/(loss) for the year		0.0	(3.0)		0.0
Owners of the parent		0.0	0.0		0.0
Non-controlling interest holders		0.0	0.0		0.0
Total assets (excluding deferred taxation)		650.4	127.2		34.9
Total liabilities (excluding deferred taxation)		600.8	101.6		32.9
Net deferred taxation (assets)/liabilities		0.0	30.5		0.0
Capital expenditure		$ 72.1	$ 134.3		81.1
Darlot [Member]
Disclosure of operating segments [line items]
Revenue					49.0
Cost of sales					(50.7)
Cost of sales before gold inventory change and amortisation and depreciation					(46.3)
Gold inventory change					(0.9)
Amortisation and depreciation					(3.5)
Other income/(costs)					(0.2)
Share-based payments					(0.6)
Long-term incentive plan					(0.1)
Exploration expense					(1.5)
Restructuring costs					0.0
Silicosis settlement costs					0.0
Impairment and reversal of impairment of investments and assets, net					0.0
Profit/(loss) on disposal of assets					0.0
Investment income					0.4
Finance expense					0.0
Gain on acquisition of Asanko					23.5
Royalties					(1.1)
Mining and income tax					(5.6)
Current taxation					(2.3)
Deferred taxation					(3.3)
Profit/(loss) for the year					13.1
Owners of the parent					13.1
Non-controlling interest holders					0.0
Total assets (excluding deferred taxation)					0.0
Total liabilities (excluding deferred taxation)					0.0
Net deferred taxation (assets)/liabilities					0.0
Capital expenditure					$ 6.8

[1]	Refer note 42.